COMMITMENTS AND CONTINGENCIES (Operating Lease, Future Minimum Sublease Income) (Details) $ in Millions	Oct. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 2
2020	1
2021	1
2022	0
2023	0
Thereafter	$ 0